PROPERTY, PLANT AND EQUIPMENT - Rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
North America
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2040	2039
North America | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	6.10%	6.10%
North America | Bottom of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.60%	4.80%
North America | Bottom of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.10%	6.40%
North America | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	6.40%	7.10%
North America | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.90%	5.60%
North America | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.40%	7.20%
Colombia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	9.80%	10.40%
Exit date	2039	2038
Colombia | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.00%	9.60%
Colombia | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	10.30%	10.90%
Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2047	2047
Brazil | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.20%	9.00%
Brazil | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.50%	10.30%
Europe
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2035	2033
Europe | Bottom of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	3.50%	4.00%
Europe | Bottom of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.00%	5.80%
Europe | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.00%	4.30%
Europe | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.30%	6.10%